Revenue - Contract Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue.
Balance as of beginning	€ 30,516	€ 18,614
Additions	180,305	116,215
Reclassifications to Trade Receivables due to Invoicing	(185,754)	(101,908)
Translation differences and other	(67)	(2,405)
Balance as of end	€ 25,000	€ 30,516